To the Stockholders

Y

our first quarter Stockholder report for Seligman Select Municipal Fund, Inc. follows this letter. The report contains the Fund’s investment results for Common Stock and a portfolio of investments. For the three months ended March 31, 2006, Seligman Select Municipal Fund delivered a total return of 0.06% based on net asset value and 1.39% based on market price.

The Fund’s annual distribution rate, based on the current monthly dividend and market price on March 31, 2006 was 4.80%. This is equivalent to a taxable yield of 7.31%, based on the maximum federal income tax rate of 35% and the Fund’s current estimate of the percentage of the dividend that may be taxable. For the three months ended March 31, 2006, Preferred Stockholders of the Fund were paid dividends at annual rates ranging from 3.10% to 3.35%.

Thank you for your continued support of Seligman Select Municipal Fund. We look forward to serving your investment needs for many more years to come.

By order of the Board of Directors,

William C. Morris
Chairman
Brian T. Zino
President

May 12, 2006

Manager J. & W. Seligman & Co. Incorporated 100 Park Avenue New York, NY 10017 General Counsel Sullivan & Cromwell LLP	Stockholder Service Agent Seligman Data Corp. 100 Park Avenue New York, NY 10017	Important Telephone Numbers (800) 874-1092 Stockholder Services (212) 682-7600 Outside the United States (800) 622-4597 24-Hour Automated Telephone Access Service

Performance Overview and Portfolio Summary

This section of the report is intended to help you understand the performance of Seligman Select Municipal Fund’s Common Stock and to provide a summary of the Fund’s portfolio characteristics.

Performance data quoted in this report represents past performance and does not guarantee or indicate future investment results. The rates of return will vary and the principal value of an investment will fluctuate. Shares, if sold, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Total returns of the Fund as of the most recent month-end will be available at www.seligman.com1 by the seventh business day following that month-end.

Returns reflect changes in the market price or net asset value, as applicable, and assume reinvestment of distributions. Performance data quoted does not reflect the deduction of taxes that investors may pay on distributions or the sale of shares.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investment Results for Common Stock

Total Returns
For Periods Ended March 31, 2006

		Average Annual
	Three Months*	One Year	Five Years	Ten Years
Market Price	1.39%	3.93%	5.80%	4.56%
Net Asset Value	0.06	3.88	5.69	6.30
Lehman Brothers Municipal Bond Index**	0.25	3.81	5.18	5.87

Price Per Share

	Market Price	Net Asset Value
March 31, 2006	$10.00	$11.41
December 31, 2005	9.99	11.55

Holdings by Market Sector#

Revenue Bonds	76%
General Obligation Bonds##	24

Weighted Average MaturityÆÆ   18.6 years

Dividend and Capital Gain Per Share,
and Yield Information
For Periods Ended March 31, 2006

Dividend Paid†	Unrealized Gain††	SEC 30-Day YieldÆ
$0.130	$0.50	3.22%

Holdings by Credit Quality2#

AAA	89%
AA	1
A	8
BBB	2

__________
See footnotes on page 3.

Performance Overview and Portfolio Summary

[1]	The website reference is an inactive textual reference and information contained in or otherwise accessible through the website does not form a part of this report or the Fund’s prospectus.
[2]	Credit ratings are primarily those issued by Moody’s Investors Service, Inc. (“Moody’s”). Where Moody’s ratings have not been assigned, ratings from Standard & Poor’s Corporation (“S&P”) were used. A generic rating designation has been utilized, and therefore, it cannot be inferred solely from the rating category whether ratings reflect those assigned by Moody’s or S&P. Pre-refunded and escrowed-to-maturity securities that have been rerated as AAA or its equivalent by either Moody’s or S&P have been included in the AAA category. Holdings and credit ratings are subject to change.

*	Returns for periods of less than one year are not annualized.
**	The Lehman Brothers Municipal Bond Index is an unmanaged index of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market. The index does not include any taxes, fees or sales charges and is composed of approximately 60% revenue bonds and 40% state government obligations. Investors cannot invest directly in an unmanaged index.

†	For the three months ended March 31, 2006, Preferred Stockholders were paid dividends at annual rates ranging from 3.10% to 3.35%. Earnings on the Fund’s assets in excess of the preferred dividend requirements constituted income available for dividends to Common Stockholders. As of March 31, 2006, the Fund estimates that 2.8% of the monthly distributions paid to Common Stockholders in 2006 will be in excess of its net investment income (i.e., a return of capital), but under applicable federal law, will be taxable as ordinary income.

††	Represents the per share amount of net unrealized appreciation of portfolio securities as of March 31, 2006. Information does not reflect the effect of capital loss carryforwards that are available to offset future net realized capital gains.

Æ	Current yield, representing the annualized yield for the 30-day period ended March 31, 2006, has been computed in accordance with SEC regulations and will vary.
ÆÆ	Excludes variable rate demand notes.
#	Percentages based on current market values of long-term holdings at March 31, 2006.
##	Includes pre-refunded and escrowed-to-maturity securities.

Portfolio of Investments (unaudited) March 31, 2006

State#	Face Amount	Municipal Bonds	Ratings†	Value
Alabama — 10.3%	$10,000,00	Jefferson County, AL Sewer Rev. (Capital Improvement Warrants), 5.125% due 2/1/2039Æ	Aaa	$10,470,400
	5,000,000	McIntosh, AL Industrial Development Board Environmental Facilities Rev. (CIBA Specialty Chemicals), 5.375% due 6/1/2028	A3	5,088,150
Alaska — 5.1%	4,145,000	Alaska Energy Authority Power Rev. (Bradley Lake Hydroelectric Project), 6% due 7/1/2020	Aaa	4,841,277
	2,395,000	Alaska Energy Authority Power Rev. (Bradley Lake Hydroelectric Project), 6% due 7/1/2021	Aaa	2,808,473
California — 15.6%	9,130,000	California Pollution Control Financing Authority Sewage and Solid Waste Disposal Facilities Rev. (Anheuser-Busch Project), 5.75% due 12/1/2030*	A1	9,324,834
	4,100,000	Foothill/Eastern Transportation Corridor Agency, CA Toll Road Rev., 5.75% due 1/15/2040	Baa3	4,212,873
	4,000,000	San Diego, CA Public Facilities Financing Authority Sewer Rev. Series 1999-A, 5% due 5/15/2029	Aaa	4,099,320
	5,700,000	San Diego, CA Public Facilities Financing Authority Sewer Rev. Series 1999-B, 5% due 5/15/2029	Aaa	5,841,531
Colorado — 3.8%	5,590,000	Colorado Regional Transportation District Sales Tax Rev., 5% due 11/1/2024	Aaa	5,822,376
Florida — 5.1%	2,440,000	Orange County, FL School Board (Certificates of Participation), 5% due 8/1/2025	Aaa	2,539,552
	5,000,000	Reedy Creek, FL Improvement District GOs, 5% due 6/1/2025	Aaa	5,231,700
Illinois — 6.7%	4,700,000	Chicago, IL GOs, 5.50% due 1/1/2040Æ	Aaa	5,069,796
	2,800,000	Chicago, IL GOs, 5.50% due 1/1/2040	Aaa	2,988,720
	2,000,000	Illinois State Build Illinois Bonds (Sales Tax Rev.), 5% due 6/15/2028	Aaa	2,083,740
Louisiana — 6.1%	5,855,000	Louisiana Public Facilities Authority Hospital Rev. (Southern Baptist Hospitals, Inc. Project), 8% due 5/15/2012††	AAA†	6,564,685
	2,500,000	Shreveport, LA GOs, 5% due 5/1/2018	Aaa	2,622,675
Massachusetts — 12.4%	2,500,000	Commonwealth of Massachusetts GOs, 5% due 3/1/2024	Aaa	2,611,425
	4,000,000	Massachusetts Development Finance Agency Rev. (WGBH Educational Foundation), 5.75% due 1/1/2042	Aaa	4,819,080
	1,750,000	Massachusetts Port Authority Rev., 5% due 7/1/2025	Aaa	1,823,570
	6,000,000	Massachusetts State School Building Authority Dedicated Sales Tax Rev., 5% due 8/15/2023	Aaa	6,297,240
	3,000,000	Massachusetts State Water Resources Authority Rev., 5.25% due 8/1/2024	Aaa	3,261,810
Michigan — 4.8%	5,000,000	Detroit, MI Sewage Disposal System Rev., 5% due 7/1/2030	Aaa	5,190,950
	2,000,000	Kalamazoo, MI Hospital Finance Authority Rev. (Bronson Methodist Hospital), 5.50% due 5/15/2028Æ	Aaa	2,092,500
Minnesota — 1.8%	2,500,000	Minnesota Agricultural and Economic Development Board Rev. (The Evangelical Lutheran Good Samaritan Society Project), 6.625% due 8/1/2025	A3	2,726,350

_______________ See footnotes on page 6.

Portfolio of Investments (unaudited) March 31, 2006

State#	Face Amount	Municipal Bonds	Ratings†	Value
Missouri — 2.1%	$1,550,000	Metropolitan St. Louis, MO Sewer District Wastewater System Rev., 5% due 5/1/2024	Aaa	$1,620,137
	1,620,000	Missouri State Housing Development Commission Single Family Mortgage Rev. (Homeownership Loan Program), 5.5% due 3/1/2033*	AAA†	1,631,939
New Jersey — 5.5%	8,000,000	New Jersey Economic Development Authority Water Facilities Rev. (New Jersey American Water Co., Inc.), 5.375% due 5/l/2032*	Aaa	8,326,800
New York — 16.8%	5,000,000	Long Island, NY Power Authority Electric System General Rev., 5.25% due 12/1/2020	Aaa	5,430,500
	5,000,000	Metropolitan Transportation Authority, NY (Transportation Rev.), 5% due 11/15/2027	Aaa	5,229,050
	6,000,000	New York City, NY GOs, 5% due 8/1/2017	Aaa	6,364,260
	8,000,000	New York City, NY Municipal Water Finance Authority Water & Sewer System Rev., 5% due 6/15/2027	Aaa	8,353,440
New York and New Jersey — 4.5%	6,500,000	Port Authority of New York and New Jersey Rev. (JFK International Air Terminal LLC Project), 5.75% due 12/1/2022*	Aaa	6,820,320
Ohio — 2.9%	105,000	Cleveland, OH Waterworks Improvement First Mortgage Rev., 5.75% due 1/1/2021	Aaa	107,270
	3,890,000	Ohio Water Development Authority Rev. (Drinking Water Assistance Fund), 5.25% due 12/1/2021	Aaa	4,312,571
Pennsylvania — 2.9%	3,000,000	Delaware County, PA Industrial Development Authority Water Facilities Rev. (Philadelphia Suburban Water), 5.35% due 10/1/2031*	Aaa	3,127,410
	1,250,000	Pennsylvania State University Rev., 5% due 9/1/2024	Aa2	1,311,200
South Carolina — 8.7%	2,500,000	Columbia SC, Waterworks and Sewer System Rev., 5% due 2/1/2026	Aaa	2,617,975
	5,000,000	South Carolina State Ports Authority Rev., 5.3% due 7/1/2026*	Aaa	5,153,400
	5,000,000	South Carolina State Public Service Authority Rev., 5.25% due 1/1/2021	Aaa	5,403,701
Texas — 13.4%	5,000,000	Dallas-Fort Worth, TX International Airports Rev., 5.75% due 11/1/2030*	Aaa	5,275,550
	3,000,000	Houston, TX Airport System Rev., 5.625% due 7/1/2030*	Aaa	3,162,210
	4,000,000	Houston, TX Higher Education Finance Corporation Rev. (Rice University Project), 5.375% due 11/15/2029Æ	Aaa	4,260,040
	7,500,000	Matagorda County, TX Navigation District No. 1 Pollution Control Rev. (Central Power and Light Co. Project), 6.125% due 5/1/2030*	Aaa	7,664,175
Washington — 6.8%	4,795,000	Chelan County, WA Public Utility District No. 1 Rev. (Chelan Hydro Consolidated System), 6.25% due 7/1/2017*	Aaa	5,029,763
	5,000,000	Chelan County, WA Public Utility District No. 1 Rev. (Chelan Hydro Consolidated System), 6.35% due 7/1/2028*	Aaa	5,254,350
Total Municipal Bonds — 135.3%				204,889,088

_______________ See footnotes on page 6.

Portfolio of Investments (unaudited) March 31, 2006

State#	Face Amount	Short-Term Holdings	Ratings†		Value
Florida — 2.7%	$4,100,000	Sarasota County, FL Public Hospital Board Rev. (Sarasota Memorial Hospital Project), VRDN, due 7/1/2037	VMIG 1		$4,100,000
Illinois — 5.6%	8,500,000	Illinois Health Facilities Authority Rev. (University of Chicago Hospital), VRDN, due 8/15/2026	VMIG 1		8,500,000
Massachusetts — 0.8%	1,200,000	Massachusetts Health & Educational Facilities Authority Rev. (Capital Assets Program), VRDN, due 1/1/2035	VMIG 1		1,200,000
North Carolina — 2.5%	3,800,000	Charlotte-Mecklenburg, Hospital Authority, NC, Health Care System Rev., VRDN, due 1/15/2026	VMIG 1		3,800,000
New York — 0.7%	1,100,000	New York City, NY Municipal Water Finance Authority, Water & Sewer System Rev., VRDN, due 6/15/2023	VMIG 1		1,100,000
Pennsylvania — 0.4%	600,000	Philadelphia, PA Authority for Industrial Development Revenue Bonds (Regional Performing Arts Center Project), VRDN, due 6/1/2025	VMIG 1		600,000
South Carolina — 2.4%	3,620,000	Spartanburg County, SC Health Services District, Inc. Hospital Rev., VRDN, due 4/15/2023	A–1+	‡	3,620,000
Total Short-Term Holdings — 15.1%					22,920,000
Total Investments — 150.4%					227,809,088
Other Assets Less Liabilities — (0.9)%					(1,328,275)
Preferred Shares Subject to Mandatory Redemption — (49.5)%					(75,000,000)
Net Assets — 100.0%					$151,480,813

#	The percentage shown for each state represents the total market value of bonds held of issuers in that state, measured as a percent of net assets, which does not include the net assets attributable to Preferred Stock of the Fund.

†	Credit ratings are primarily those issued by Moody’s Investors Service, Inc. (“Moody’s”). Where Moody’s ratings have not been assigned, ratings from Standard & Poor’s Corporation (“S&P”) were used (indicated by the symbol ‡). Pre-refunded and escrowed-to-maturity securities that have been rerated as AAA by S&P but have not been rerated by Moody’s have been reported as AAA.

Æ	Pre-refunded security. Such securities that will be paid off within one year are classified as short-term holdings.
††	Escrowed-to-maturity security.
*	Interest income earned from this security is subject to the federal alternative minimum tax.
VRDN —	Variable rate demand notes purchased by the Fund may be put back to the designated remarketing agent for the issue at par on any day, for settlement within seven days, and accordingly, are treated as short-term holdings. These notes bear interest at a rate that resets daily or weekly. At March 31, 2006, the interest rates paid on these notes ranged from 3.13% to 3.18%.

The cost of investments for federal income tax purposes was $221,183,900. The tax basis gross unrealized appreciation and depreciation of portfolio securities were $7,500,490 and $875,302, respectively.

Security Valuation — Traded securities are valued at the last sales price on the primary market on which they are traded. Securities for which there is no last sales price are valued by independent pricing services based on bid prices, which consider such factors as transactions in bonds, quotations from bond dealers, market transactions in comparable securities, and various relationships between securities, or are valued by J. & W. Seligman & Co. Incorporated, the Fund’s investment manager, based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings maturing in more than 60 days are valued at market value. Short-term holdings maturing in 60 days or less are valued at amortized cost.

Board of Directors

John R. Galvin 1,3
Dean Emeritus, Fletcher School of Law and
      Diplomacy at Tufts University
Chairman Emeritus, American Council on Germany

Alice S. Ilchman 2,3
President Emerita, Sarah Lawrence College
Director, Jeannette K. Watson Fellowship
      and Public Broadcasting System
Trustee, Committee for Economic Development
Governor of the Court of Governors, London
      School of Economics

Frank A. McPherson 2,3
Retired Chairman of the Board and Chief
      Executive Officer, Kerr-McGee Corporation
Director, DCP Midstream GP, LLP, Integris Health.
      Oklahoma Chapter of the Nature Conservancy,
      Oklahoma Medical Research Foundation, Boys
      and Girls Clubs of Oklahoma, Oklahoma City
      Public Schools Foundation, and Oklahoma
      Foundation for Excellence in Education

Betsy S. Michel1,3
Trustee, The Geraldine R. Dodge Foundation

William C. Morris
Chairman, J. & W. Seligman & Co. Incorporated,
     Carbo Ceramics Inc., Seligman Advisors, Inc.,
     and Seligman Services, Inc.
Director, Seligman Data Corp.
President and Chief Executive Officer,
     The Metropolitan Opera Association

Leroy C. Richie 1,3
Counsel, Lewis & Munday, P.C.
Chairman and Chief Executive Officer,
     Q Standards Worldwide, Inc.
Director, Kerr-McGee Corporation, Infinity, Inc.
      and Vibration Control Technologies, LLC
Lead Outside Director, Digital Ally Inc.
Director and Chairman, Highland Park Michigan
     Economic Development Corp.
Chairman, Detroit Public Schools Foundation

Robert L. Shafer 2,3
Ambassador and Permanent Observer of the Sovereign
     Military Order of Malta to the United Nations

James N. Whitson 1,3
Retired Executive Vice President and Chief
     Operating Officer, Sammons Enterprises, Inc.
Director, CommScope, Inc.

Brian T. Zino
Director and President, J. & W. Seligman & Co.
     Incorporated
Chairman, Seligman Data Corp.
Director, ICI Mutual Insurance Company, Seligman
     Advisors, Inc., and Seligman Services, Inc.
Member of the Board of Governors,
Investment Company Institute

__________
Member:	1 Audit Committee 2 Director Nominating Committee 3 Board Operations Committee

Executive Officers

William C. Morris
Chairman

Brian T. Zino
President and Chief
     Executive Officer

Thomas G. Moles
Executive Vice President

Eileen A. Comerford
Vice President

Eleanor T. M. Hoagland
Vice President and Chief
     Compliance Officer

Audrey G. Kuchtyak
Vice President

Thomas G. Rose
Vice President

Lawrence P. Vogel
Vice President and Treasurer

Frank J. Nasta
Secretary